RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2017:

–	Recognition of Deferred Tax Assets for Unrealized Losses - Amendments to IAS 12.

–	Disclosure initiative - amendments to IAS 7.

–	Annual Improvements to IFRS Standards 2014-2016 Cycle.

These amendments did not impact significantly the Company’s consolidated financial statements.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2017 and have not been early adopted:

International Financial Reporting Standard 9, “Financial instruments”
In July 2014, the IASB issued IFRS 9, "Financial instruments", which replaces the guidance in IAS 39. It includes requirements on the classification and measurement of financial assets and liabilities, as well as an expected credit losses model that replaces the current incurred loss impairment model. IFRS 9 must be applied on annual periods beginning on or after January 1, 2018.

The Company’s management has reviewed its financial assets and liabilities and is not expecting a material impact from the adoption of the new standard on January 1, 2018.

The new hedge accounting rules will align the accounting for hedging instruments more closely with the Company’s risk management practices. As a general rule, it is probable that some hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Company has confirmed that its current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, trade receivables, loan commitments and certain financial guarantee contracts. Based on the assessments undertaken to date, the Company does not expect a material impact in the loss allowance for trade receivables.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Company’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

International Financial Reporting Standard 15, “Revenue from contracts with customers”
In May 2014, the IASB issued IFRS 15, "Revenue from contracts with customers", which sets out the requirements in accounting for revenue arising from contracts with customers and which is based on the principle that revenue is recognized when control of a good or service is transferred to the customer. IFRS 15 must be applied on annual periods beginning on or after January 1, 2018.

The Company's management has assessed the effects of applying the new standard on the Company’s financial statements and has not identified any material impact in the application of the new standard.

International Financial Reporting Standard 16, “Leases”
In January 2016, the IASB issued IFRS 16, "Leases", which will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. IFRS 16 must be applied on annual periods beginning on or after January 1, 2019. The Company's management is currently assessing the potential impact that the application of this standard may have on the Company's financial condition or results of operations.

Other standards and interpretations non-significant for the Company’s financial statements:

–	Amendments to IAS 12 - Recognition of Deferred Tax Assets for Unrealized Losses

–	Amendment to IFRS 2 - Classification and Measurement of Share-based Payment Transactions

–	Transfers of Investment Property - Amendments to IAS 40